Putnam Investments
One Post Office Square
Boston, MA 02109
December 19, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Mortgage Opportunities Fund, a series of Putnam Funds Trust (the “Trust”) (Reg. No. 33- 515)
(811- 07513)
Post-Effective Amendment No. 199 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission.

The Amendment is being filed for the purpose of registering shares of the Trust’s new series designated the Putnam Mortgage Opportunities Fund.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 18939.

Very truly yours,

James F. Clark
Associate General Counsel

cc:	Bryan Chegwidden, Esq.
James E. Thomas, Esq.
Ropes & Gray LLP